UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Mid Cap II Fund Class A, Class T, Class C, Class I and Class Z Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	1.6	1.6
Boston Scientific Corp.	1.2	0.9
S&P Global, Inc.	1.2	1.0
Electronic Arts, Inc.	1.1	1.1
Total System Services, Inc.	1.0	1.0
Jazz Pharmaceuticals PLC	1.0	0.7
Genpact Ltd.	0.9	0.8
NVIDIA Corp.	0.9	0.6
Zimmer Biomet Holdings, Inc.	0.9	0.8
CDW Corp.	0.9	0.9
	10.7

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.0	24.4
Financials	19.3	20.4
Consumer Discretionary	15.2	17.8
Industrials	13.6	14.5
Health Care	13.5	13.6

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks	95.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 10.9%

As of December 31, 2015*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 11.8%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 1.3%
Delphi Automotive PLC	152,496	$9,546,250
Gentex Corp.	705,114	10,894,011
Johnson Controls, Inc.	116,754	5,167,532
Tenneco, Inc. (a)	55,408	2,582,567
Visteon Corp.	73,646	4,846,643
		33,037,003
Diversified Consumer Services - 0.8%
DeVry, Inc. (b)	12,200	217,648
Houghton Mifflin Harcourt Co. (a)	702,100	10,973,823
New Oriental Education & Technology Group, Inc. sponsored ADR	144,249	6,041,148
ServiceMaster Global Holdings, Inc. (a)	97,300	3,872,540
		21,105,159
Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc.	9,642	439,000
Buffalo Wild Wings, Inc. (a)	27,600	3,835,020
DineEquity, Inc.	212,700	18,032,706
Extended Stay America, Inc. unit	34,900	521,755
Interval Leisure Group, Inc.	159,200	2,531,280
Jubilant Foodworks Ltd.	24,798	418,791
Las Vegas Sands Corp.	194,979	8,479,637
Texas Roadhouse, Inc. Class A	163,174	7,440,734
The Restaurant Group PLC	57,000	219,447
Wyndham Worldwide Corp.	252,278	17,969,762
		59,888,132
Household Durables - 3.6%
Ethan Allen Interiors, Inc.	50,300	1,661,912
Harman International Industries, Inc.	86,301	6,198,138
iRobot Corp. (a)	103,027	3,614,187
Lennar Corp. Class A	416,900	19,219,090
Mohawk Industries, Inc. (a)	12,600	2,390,976
NVR, Inc. (a)	12,170	21,666,738
PulteGroup, Inc.	1,052,900	20,521,021
Toll Brothers, Inc. (a)	510,900	13,748,319
		89,020,381
Internet & Catalog Retail - 0.1%
HSN, Inc.	55,300	2,705,829
Liberty Interactive Corp. QVC Group Series A (a)	33,500	849,895
		3,555,724
Leisure Products - 0.7%
Brunswick Corp.	74,700	3,385,404
Polaris Industries, Inc. (b)	163,608	13,376,590
		16,761,994
Media - 1.7%
AMC Networks, Inc. Class A (a)	121,200	7,322,904
Discovery Communications, Inc. Class A (a)	300	7,569
Interpublic Group of Companies, Inc.	735,394	16,987,601
Lions Gate Entertainment Corp. (b)	330,900	6,694,107
MDC Partners, Inc. Class A	22,900	418,841
Naspers Ltd. Class N	20,600	3,145,519
News Corp. Class A	279,400	3,171,190
Omnicom Group, Inc.	49,800	4,058,202
		41,805,933
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	83,100	7,831,344
Specialty Retail - 2.3%
AutoZone, Inc. (a)	17,100	13,574,664
Dick's Sporting Goods, Inc.	89,200	4,019,352
Foot Locker, Inc.	222,433	12,202,674
GNC Holdings, Inc.	280,600	6,815,774
Party City Holdco, Inc. (a)(b)	164,700	2,290,977
Ross Stores, Inc.	4,400	249,436
Select Comfort Corp. (a)	88,515	1,892,451
TJX Companies, Inc.	163,500	12,627,105
Williams-Sonoma, Inc.	45,600	2,377,128
		56,049,561
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	117,600	6,764,352
G-III Apparel Group Ltd. (a)	389,430	17,804,740
Kate Spade & Co. (a)	130,500	2,689,605
Page Industries Ltd.	7,027	1,462,030
PVH Corp.	154,300	14,539,689
Ralph Lauren Corp.	31,200	2,796,144
VF Corp.	71,124	4,373,415
		50,429,975

TOTAL CONSUMER DISCRETIONARY		379,485,206

CONSUMER STAPLES - 1.9%
Beverages - 0.7%
C&C Group PLC	482,095	1,890,815
Dr. Pepper Snapple Group, Inc.	151,403	14,630,072
		16,520,887
Food & Staples Retailing - 0.8%
CVS Health Corp.	121,890	11,669,749
Kroger Co.	137,900	5,073,341
Manitowoc Foodservice, Inc. (a)	243,343	4,287,704
		21,030,794
Food Products - 0.4%
Amplify Snack Brands, Inc. (b)	35,500	523,625
Britannia Industries Ltd.	4,994	204,554
Bunge Ltd.	75,630	4,473,515
Ingredion, Inc.	16,949	2,193,370
TreeHouse Foods, Inc. (a)	19,600	2,011,940
		9,407,004

TOTAL CONSUMER STAPLES		46,958,685

ENERGY - 3.3%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	88,400	3,989,492
Dril-Quip, Inc. (a)	161,400	9,430,602
Ensco PLC Class A	35,700	346,647
Halliburton Co.	257,600	11,666,704
Oceaneering International, Inc.	189,600	5,661,456
		31,094,901
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.	125,668	6,995,938
Cimarex Energy Co.	105,847	12,629,664
Newfield Exploration Co. (a)	176,000	7,775,680
PDC Energy, Inc. (a)	25,800	1,486,338
SM Energy Co.	26,400	712,800
Southwestern Energy Co. (a)(b)	439,400	5,527,652
Suncor Energy, Inc.	529,100	14,677,769
Teekay LNG Partners LP	120,783	1,358,809
Western Refining, Inc.	9,400	193,922
		51,358,572

TOTAL ENERGY		82,453,473

FINANCIALS - 19.2%
Banks - 6.0%
Boston Private Financial Holdings, Inc.	540,367	6,365,523
CIT Group, Inc.	166,600	5,316,206
Comerica, Inc.	232,340	9,556,144
Commerce Bancshares, Inc.	254,855	12,207,555
CVB Financial Corp.	356,600	5,844,674
First Citizen Bancshares, Inc.	15,200	3,935,432
First Commonwealth Financial Corp.	384,000	3,532,800
First Republic Bank	160,800	11,254,392
Hilltop Holdings, Inc. (a)	47,396	994,842
Huntington Bancshares, Inc.	1,466,457	13,110,126
Investors Bancorp, Inc.	810,600	8,981,448
Lakeland Financial Corp.	210,986	9,918,452
M&T Bank Corp.	120,700	14,270,361
PacWest Bancorp	13,055	519,328
Prosperity Bancshares, Inc.	87,900	4,482,021
Regions Financial Corp.	1,312,500	11,169,375
SunTrust Banks, Inc.	331,315	13,610,420
UMB Financial Corp.	233,700	12,435,177
Valley National Bancorp	88,600	808,032
		148,312,308
Capital Markets - 2.1%
Ameriprise Financial, Inc.	58,887	5,290,997
Diamond Hill Investment Group, Inc.	3,000	565,260
E*TRADE Financial Corp. (a)	9,000	211,410
Franklin Resources, Inc.	138,000	4,605,060
Greenhill & Co., Inc.	65,700	1,057,770
Invesco Ltd.	541,300	13,824,802
Lazard Ltd. Class A	177,768	5,293,931
Legg Mason, Inc.	82,200	2,424,078
Raymond James Financial, Inc.	257,724	12,705,793
Stifel Financial Corp. (a)	227,100	7,142,295
		53,121,396
Consumer Finance - 1.9%
American Express Co.	3,615	219,647
Capital One Financial Corp.	151,700	9,634,467
Discover Financial Services	70,800	3,794,172
Navient Corp.	25,300	302,335
OneMain Holdings, Inc. (a)	292,300	6,670,286
SLM Corp. (a)	2,786,769	17,222,232
Synchrony Financial	404,500	10,225,760
		48,068,899
Diversified Financial Services - 1.4%
CRISIL Ltd.	27,931	834,103
Moody's Corp.	52,400	4,910,404
S&P Global, Inc.	264,271	28,345,707
		34,090,214
Insurance - 4.4%
AFLAC, Inc.	208,300	15,030,928
Bajaj Finserv Ltd.	19,464	671,252
Brown & Brown, Inc.	10,700	400,929
Chubb Ltd.	38,093	4,979,136
First American Financial Corp.	458,200	18,428,804
FNF Group	7,400	277,500
Hiscox Ltd.	555,154	7,665,250
Marsh & McLennan Companies, Inc.	215,515	14,754,157
Primerica, Inc.	168,258	9,631,088
Principal Financial Group, Inc.	336,200	13,821,182
Progressive Corp.	161,500	5,410,250
Reinsurance Group of America, Inc.	200,091	19,406,826
The Travelers Companies, Inc.	3,000	357,120
		110,834,422
Real Estate Investment Trusts - 1.0%
Ladder Capital Corp. Class A	508,201	6,200,052
Mid-America Apartment Communities, Inc.	46,196	4,915,254
Outfront Media, Inc.	174,700	4,222,499
Potlatch Corp.	15,300	521,730
Store Capital Corp.	226,661	6,675,166
VEREIT, Inc.	233,600	2,368,704
		24,903,405
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	669,891	17,738,714
Jones Lang LaSalle, Inc.	137,131	13,363,416
Realogy Holdings Corp. (a)	161,600	4,689,632
		35,791,762
Thrifts & Mortgage Finance - 1.0%
Beneficial Bancorp, Inc.	141,233	1,796,484
Essent Group Ltd. (a)	907,229	19,786,664
Housing Development Finance Corp. Ltd.	115,375	2,149,219
		23,732,367

TOTAL FINANCIALS		478,854,773

HEALTH CARE - 13.5%
Biotechnology - 1.2%
AMAG Pharmaceuticals, Inc. (a)	205,200	4,908,384
Amgen, Inc.	11,000	1,673,650
Biogen, Inc. (a)	17,300	4,183,486
BioMarin Pharmaceutical, Inc. (a)	41,500	3,228,700
Medivation, Inc. (a)	6,800	410,040
Seattle Genetics, Inc. (a)	80,594	3,256,804
United Therapeutics Corp. (a)	109,200	11,566,464
		29,227,528
Health Care Equipment & Supplies - 5.7%
Alere, Inc. (a)	37,000	1,542,160
Becton, Dickinson & Co.	56,400	9,564,876
Boston Scientific Corp. (a)	1,252,310	29,266,485
Dentsply Sirona, Inc.	236,800	14,691,072
Hill-Rom Holdings, Inc.	63,400	3,198,530
Hologic, Inc. (a)	451,400	15,618,440
Medtronic PLC	27,500	2,386,175
Olympus Corp.	131,600	4,914,154
ResMed, Inc.	111,827	7,070,821
Steris PLC	294,200	20,226,250
The Cooper Companies, Inc.	62,839	10,781,287
Zimmer Biomet Holdings, Inc.	190,600	22,944,428
		142,204,678
Health Care Providers & Services - 3.4%
Adeptus Health, Inc. Class A (a)	2,300	118,818
AmSurg Corp. (a)	83,700	6,490,098
Cardinal Health, Inc.	270,455	21,098,195
Centene Corp. (a)	10,900	777,933
Community Health Systems, Inc. (a)(b)	37,600	453,080
DaVita HealthCare Partners, Inc. (a)	223,800	17,304,216
HCA Holdings, Inc. (a)	102,455	7,890,060
Laboratory Corp. of America Holdings (a)	104,300	13,587,161
McKesson Corp.	60,906	11,368,105
Quorum Health Corp. (a)	15,100	161,721
Surgical Care Affiliates, Inc. (a)	35,300	1,682,751
Universal Health Services, Inc. Class B	19,700	2,641,770
VCA, Inc. (a)	4,800	324,528
		83,898,436
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	258,695	11,475,710
Bruker Corp.	199,700	4,541,178
Cambrex Corp. (a)	11,900	615,587
Thermo Fisher Scientific, Inc.	99,830	14,750,881
		31,383,356
Pharmaceuticals - 2.0%
Catalent, Inc. (a)	236,100	5,427,939
Endo International PLC (a)	308,700	4,812,633
Horizon Pharma PLC (a)	56,300	927,261
Jazz Pharmaceuticals PLC (a)	171,966	24,300,515
Pacira Pharmaceuticals, Inc. (a)	88,500	2,985,105
Teva Pharmaceutical Industries Ltd. sponsored ADR	236,082	11,858,399
		50,311,852

TOTAL HEALTH CARE		337,025,850

INDUSTRIALS - 13.6%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	134,778	11,355,047
Esterline Technologies Corp. (a)	74,344	4,612,302
Hexcel Corp.	29,100	1,211,724
Huntington Ingalls Industries, Inc.	72,200	12,131,766
Rockwell Collins, Inc.	134,400	11,442,816
Teledyne Technologies, Inc. (a)	2,800	277,340
Textron, Inc.	536,863	19,627,711
		60,658,706
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	101,600	7,543,800
FedEx Corp.	108,046	16,399,222
		23,943,022
Airlines - 1.3%
Allegiant Travel Co.	17,100	2,590,650
Copa Holdings SA Class A	23,000	1,201,980
Southwest Airlines Co.	241,562	9,471,646
Spirit Airlines, Inc. (a)	450,845	20,229,415
		33,493,691
Building Products - 0.6%
A.O. Smith Corp.	64,900	5,718,339
Lennox International, Inc.	68,289	9,738,011
		15,456,350
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	36,400	1,783,964
G&K Services, Inc. Class A	61,400	4,701,398
Herman Miller, Inc.	90,800	2,714,012
HNI Corp.	62,080	2,886,099
KAR Auction Services, Inc.	100,292	4,186,188
Knoll, Inc.	323,800	7,861,864
Matthews International Corp. Class A	9,841	547,553
Multi-Color Corp.	11,800	748,120
		25,429,198
Construction & Engineering - 1.4%
EMCOR Group, Inc.	275,321	13,562,312
Jacobs Engineering Group, Inc. (a)	238,176	11,863,547
Quanta Services, Inc. (a)	111,551	2,579,059
Valmont Industries, Inc.	44,223	5,982,045
		33,986,963
Electrical Equipment - 0.1%
AMETEK, Inc.	67,200	3,106,656
Rockwell Automation, Inc.	2,700	310,014
		3,416,670
Industrial Conglomerates - 0.2%
Roper Technologies, Inc.	21,556	3,676,591
Machinery - 3.4%
AGCO Corp.	208,700	9,836,031
Colfax Corp. (a)	242,580	6,418,667
Cummins, Inc.	4,457	501,145
Flowserve Corp.	5,400	243,918
IDEX Corp.	5,654	464,193
Ingersoll-Rand PLC	196,272	12,498,601
Mueller Industries, Inc.	227,040	7,238,035
Pentair PLC	20,600	1,200,774
Rexnord Corp. (a)	1,113,495	21,857,907
Stanley Black & Decker, Inc.	23,200	2,580,304
Wabtec Corp.	95,540	6,709,774
Woodward, Inc.	164,541	9,484,143
Xylem, Inc.	103,800	4,634,670
		83,668,162
Professional Services - 0.9%
CEB, Inc.	72,300	4,459,464
Dun & Bradstreet Corp.	146,384	17,835,427
		22,294,891
Road & Rail - 0.7%
ArcBest Corp.	10,300	167,375
CSX Corp.	63,900	1,666,512
J.B. Hunt Transport Services, Inc.	17,700	1,432,461
Old Dominion Freight Lines, Inc. (a)	78,000	4,704,180
Saia, Inc. (a)	231,424	5,817,999
Swift Transporation Co. (a)(b)	198,200	3,054,262
		16,842,789
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	321,388	8,606,771
Misumi Group, Inc.	240,000	4,333,132
WESCO International, Inc. (a)	37,200	1,915,428
		14,855,331

TOTAL INDUSTRIALS		337,722,364

INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	258,845	2,376,197
CommScope Holding Co., Inc. (a)	377,991	11,729,061
F5 Networks, Inc. (a)	146,755	16,706,589
Harris Corp.	2,900	241,976
		31,053,823
Electronic Equipment & Components - 4.6%
Amphenol Corp. Class A	17,300	991,809
Arrow Electronics, Inc. (a)	182,423	11,291,984
Avnet, Inc.	233,137	9,444,380
Belden, Inc.	293,400	17,712,558
CDW Corp.	567,251	22,735,420
IPG Photonics Corp. (a)	96,400	7,712,000
Jabil Circuit, Inc.	186,000	3,435,420
Keysight Technologies, Inc. (a)	258,947	7,532,768
Littelfuse, Inc.	9,900	1,170,081
Methode Electronics, Inc. Class A	159,800	5,469,954
National Instruments Corp.	9,300	254,820
TE Connectivity Ltd.	223,430	12,760,087
Trimble Navigation Ltd. (a)	508,900	12,396,804
Zebra Technologies Corp. Class A (a)	52,700	2,640,270
		115,548,355
Internet Software & Services - 0.7%
Alphabet, Inc. Class C (a)	17,873	12,369,903
Tencent Holdings Ltd.	180,200	4,133,729
		16,503,632
IT Services - 10.0%
Alliance Data Systems Corp. (a)	70,005	13,715,380
Blackhawk Network Holdings, Inc. (a)	483,350	16,187,392
Broadridge Financial Solutions, Inc.	98,154	6,399,641
CSRA, Inc.	142,300	3,334,089
Euronet Worldwide, Inc. (a)	287,891	19,919,178
EVERTEC, Inc.	251,456	3,907,626
Fidelity National Information Services, Inc.	257,343	18,961,032
Fiserv, Inc. (a)	117,794	12,807,742
FleetCor Technologies, Inc. (a)	129,664	18,558,808
Genpact Ltd. (a)	882,243	23,679,402
Global Payments, Inc.	562,542	40,154,248
Maximus, Inc.	129,400	7,164,878
Syntel, Inc. (a)	45,900	2,077,434
The Western Union Co.	473,400	9,079,812
Total System Services, Inc.	487,647	25,898,932
Vantiv, Inc. (a)	187,100	10,589,860
Visa, Inc. Class A	131,100	9,723,687
Xerox Corp.	847,315	8,041,019
		250,200,160
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	19,700	1,115,808
Cree, Inc. (a)	246,700	6,029,348
Intersil Corp. Class A	214,800	2,908,392
Maxim Integrated Products, Inc.	189,300	6,756,117
Microchip Technology, Inc.	48,764	2,475,261
NVIDIA Corp.	488,443	22,961,705
NXP Semiconductors NV (a)	244,238	19,133,605
Qorvo, Inc. (a)	25,050	1,384,263
Semtech Corp. (a)	177,299	4,230,354
		66,994,853
Software - 3.8%
Activision Blizzard, Inc.	473,940	18,782,242
Cadence Design Systems, Inc. (a)	408,200	9,919,260
Electronic Arts, Inc. (a)	371,710	28,160,750
Fair Isaac Corp.	104,000	11,753,040
Intuit, Inc.	60,206	6,719,592
Parametric Technology Corp. (a)	259,973	9,769,785
Symantec Corp.	46,400	953,056
Synopsys, Inc. (a)	135,000	7,300,800
		93,358,525
Technology Hardware, Storage & Peripherals - 0.9%
EMC Corp.	339,167	9,215,167
NEC Corp.	1,329,000	3,096,389
Western Digital Corp.	238,308	11,262,436
		23,573,992

TOTAL INFORMATION TECHNOLOGY		597,233,340

MATERIALS - 3.9%
Chemicals - 2.3%
Albemarle Corp. U.S.	216,246	17,150,470
Ashland, Inc.	28,257	3,243,056
Eastman Chemical Co.	170,800	11,597,320
Ferro Corp. (a)	503,904	6,742,236
H.B. Fuller Co.	5,800	255,142
Ingevity Corp. (a)	30,183	1,027,429
Innospec, Inc.	5,100	234,549
PolyOne Corp.	289,857	10,214,561
PPG Industries, Inc.	37,400	3,895,210
Praxair, Inc.	17,000	1,910,630
W.R. Grace & Co.	22,000	1,610,620
		57,881,223
Containers & Packaging - 0.8%
Aptargroup, Inc.	58,700	4,644,931
Graphic Packaging Holding Co.	735,700	9,225,678
WestRock Co.	174,200	6,771,154
		20,641,763
Metals & Mining - 0.5%
B2Gold Corp. (a)	2,558,500	6,416,301
New Gold, Inc. (a)	671,800	2,937,939
Randgold Resources Ltd. sponsored ADR	22,146	2,481,238
		11,835,478
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	294,000	6,747,300

TOTAL MATERIALS		97,105,764

UTILITIES - 1.1%
Electric Utilities - 0.9%
Exelon Corp.	490,800	17,845,488
OGE Energy Corp.	96,817	3,170,757
PG&E Corp.	39,900	2,550,408
		23,566,653
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	149,600	2,206,600
Dynegy, Inc. (a)	113,108	1,949,982
		4,156,582
Multi-Utilities - 0.0%
CMS Energy Corp.	8,217	376,832

TOTAL UTILITIES		28,100,067

TOTAL COMMON STOCKS
(Cost $2,127,502,004)		2,384,939,522

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $2,882,947)	140,930	3,497,883

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.43% (c)	100,822,352	100,822,352
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	28,122,273	28,122,273
TOTAL MONEY MARKET FUNDS
(Cost $128,944,625)		128,944,625
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $2,259,329,576)		2,517,382,030
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(25,967,615)
NET ASSETS - 100%		$2,491,414,415

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$181,373
Fidelity Securities Lending Cash Central Fund	110,803
Total	$292,176

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$379,485,206	$374,239,419	$5,245,787	$--
Consumer Staples	46,958,685	44,863,316	2,095,369	--
Energy	82,453,473	82,453,473	--	--
Financials	482,352,656	471,032,832	11,319,824	--
Health Care	337,025,850	332,111,696	4,914,154	--
Industrials	337,722,364	333,389,232	4,333,132	--
Information Technology	597,233,340	590,003,222	7,230,118	--
Materials	97,105,764	97,105,764	--	--
Utilities	28,100,067	28,100,067	--	--
Money Market Funds	128,944,625	128,944,625	--	--
Total Investments in Securities:	$2,517,382,030	$2,482,243,646	$35,138,384	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.1%
Bermuda	3.0%
Ireland	1.9%
Canada	1.3%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,255,163) — See accompanying schedule: Unaffiliated issuers (cost $2,130,384,951)	$2,388,437,405
Fidelity Central Funds (cost $128,944,625)	128,944,625
Total Investments (cost $2,259,329,576)		$2,517,382,030
Foreign currency held at value (cost $152)		152
Receivable for investments sold		7,276,874
Receivable for fund shares sold		1,265,800
Dividends receivable		2,307,803
Distributions receivable from Fidelity Central Funds		46,074
Other receivables		14,387
Total assets		2,528,293,120
Liabilities
Payable for investments purchased	$1,977,153
Payable for fund shares redeemed	4,575,821
Accrued management fee	1,159,833
Distribution and service plan fees payable	517,706
Other affiliated payables	487,828
Other payables and accrued expenses	38,091
Collateral on securities loaned, at value	28,122,273
Total liabilities		36,878,705
Net Assets		$2,491,414,415
Net Assets consist of:
Paid in capital		$2,192,224,890
Undistributed net investment income		3,595,206
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		37,542,285
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		258,052,034
Net Assets		$2,491,414,415
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($770,987,665 ÷ 43,702,243 shares)		$17.64
Maximum offering price per share (100/94.25 of $17.64)		$18.72
Class T:
Net Asset Value and redemption price per share ($359,964,392 ÷ 20,866,379 shares)		$17.25
Maximum offering price per share (100/96.50 of $17.25)		$17.88
Class C:
Net Asset Value and offering price per share ($231,810,144 ÷ 14,432,790 shares)(a)		$16.06
Class I:
Net Asset Value, offering price and redemption price per share ($1,109,141,886 ÷ 61,157,275 shares)		$18.14
Class Z:
Net Asset Value, offering price and redemption price per share ($19,510,328 ÷ 1,075,024 shares)		$18.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$16,295,781
Income from Fidelity Central Funds		292,176
Total income		16,587,957
Expenses
Management fee	$6,910,654
Transfer agent fees	2,550,528
Distribution and service plan fees	3,076,727
Accounting and security lending fees	378,148
Custodian fees and expenses	28,895
Independent trustees' fees and expenses	5,647
Registration fees	50,457
Audit	46,335
Legal	8,706
Interest	761
Miscellaneous	11,802
Total expenses before reductions	13,068,660
Expense reductions	(48,338)	13,020,322
Net investment income (loss)		3,567,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,508,001
Foreign currency transactions	41,025
Total net realized gain (loss)		45,549,026
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,577,714)
Assets and liabilities in foreign currencies	908
Total change in net unrealized appreciation (depreciation)		(34,576,806)
Net gain (loss)		10,972,220
Net increase (decrease) in net assets resulting from operations		$14,539,855

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,567,635	$2,556,253
Net realized gain (loss)	45,549,026	170,879,234
Change in net unrealized appreciation (depreciation)	(34,576,806)	(217,717,637)
Net increase (decrease) in net assets resulting from operations	14,539,855	(44,282,150)
Distributions to shareholders from net investment income	–	(1,692,772)
Distributions to shareholders from net realized gain	(20,764,462)	(124,376,838)
Total distributions	(20,764,462)	(126,069,610)
Share transactions - net increase (decrease)	(230,854,662)	(124,725,093)
Total increase (decrease) in net assets	(237,079,269)	(295,076,853)
Net Assets
Beginning of period	2,728,493,684	3,023,570,537
End of period	$2,491,414,415	$2,728,493,684
Other Information
Undistributed net investment income end of period	$3,595,206	$27,571

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mid Cap II Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.64	$18.83	$20.78	$17.43	$16.02	$17.90
Income from Investment Operations
Net investment income (loss)A	.02	.01	(.02)	.01	.07	(.05)
Net realized and unrealized gain (loss)	.12	(.36)	1.13	5.99	2.22	(1.83)
Total from investment operations	.14	(.35)	1.11	6.00	2.29	(1.88)
Distributions from net realized gain	(.14)	(.84)	(3.06)	(2.65)	(.88)	–
Net asset value, end of period	$17.64	$17.64	$18.83	$20.78	$17.43	$16.02
Total ReturnB,C,D	.90%	(1.85)%	5.93%	35.43%	14.41%	(10.50)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.07%G	1.06%	1.07%	1.10%	1.15%	1.16%
Expenses net of fee waivers, if any	1.07%G	1.05%	1.07%	1.10%	1.15%	1.16%
Expenses net of all reductions	1.06%G	1.05%	1.06%	1.09%	1.13%	1.15%
Net investment income (loss)	.25%G	.06%	(.09)%	.06%	.38%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$770,988	$827,590	$944,824	$1,079,380	$929,707	$1,323,551
Portfolio turnover rateH	21%G	27%	144%	134%	186%	80%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mid Cap II Fund Class T

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.28	$18.50	$20.52	$17.23	$15.88	$17.79
Income from Investment Operations
Net investment income (loss)A	–	(.03)	(.07)	(.03)	.03	(.08)
Net realized and unrealized gain (loss)	.11	(.35)	1.11	5.92	2.20	(1.83)
Total from investment operations	.11	(.38)	1.04	5.89	2.23	(1.91)
Distributions from net realized gain	(.14)	(.84)	(3.06)	(2.60)	(.88)	–
Net asset value, end of period	$17.25	$17.28	$18.50	$20.52	$17.23	$15.88
Total ReturnB,C,D	.74%	(2.04)%	5.66%	35.23%	14.16%	(10.74)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.30%G	1.29%	1.30%	1.32%	1.35%	1.35%
Expenses net of fee waivers, if any	1.30%G	1.29%	1.30%	1.32%	1.35%	1.35%
Expenses net of all reductions	1.30%G	1.29%	1.29%	1.31%	1.33%	1.34%
Net investment income (loss)	.02%G	(.17)%	(.32)%	(.16)%	.18%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$359,964	$384,755	$429,512	$461,205	$388,598	$420,604
Portfolio turnover rateH	21%G	27%	144%	134%	186%	80%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mid Cap II Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.14	$17.43	$19.61	$16.58	$15.39	$17.32
Income from Investment Operations
Net investment income (loss)A	(.04)	(.12)	(.16)	(.13)	(.06)	(.17)
Net realized and unrealized gain (loss)	.10	(.33)	1.04	5.67	2.13	(1.76)
Total from investment operations	.06	(.45)	.88	5.54	2.07	(1.93)
Distributions from net realized gain	(.14)	(.84)	(3.06)	(2.51)	(.88)	–
Net asset value, end of period	$16.06	$16.14	$17.43	$19.61	$16.58	$15.39
Total ReturnB,C,D	.48%	(2.57)%	5.09%	34.47%	13.57%	(11.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.83%G	1.82%	1.83%	1.85%	1.88%	1.87%
Expenses net of fee waivers, if any	1.83%G	1.82%	1.83%	1.85%	1.88%	1.87%
Expenses net of all reductions	1.83%G	1.82%	1.82%	1.84%	1.86%	1.86%
Net investment income (loss)	(.51)%G	(.70)%	(.85)%	(.69)%	(.35)%	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$231,810	$252,140	$277,963	$301,398	$233,542	$258,215
Portfolio turnover rateH	21%G	27%	144%	134%	186%	80%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mid Cap II Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.11	$19.27	$21.16	$17.70	$16.25	$18.12
Income from Investment Operations
Net investment income (loss)A	.05	.07	.03	.06	.11	–B
Net realized and unrealized gain (loss)	.12	(.37)	1.14	6.09	2.26	(1.87)
Total from investment operations	.17	(.30)	1.17	6.15	2.37	(1.87)
Distributions from net investment income	–	(.03)	–	(.02)	(.04)	–
Distributions from net realized gain	(.14)	(.84)	(3.06)	(2.67)	(.88)	–
Total distributions	(.14)	(.86)C	(3.06)	(2.69)	(.92)	–
Net asset value, end of period	$18.14	$18.11	$19.27	$21.16	$17.70	$16.25
Total ReturnD,E	1.04%	(1.52)%	6.11%	35.81%	14.67%	(10.32)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.77%	.85%	.89%	.90%	.90%
Expenses net of fee waivers, if any	.77%H	.77%	.85%	.89%	.90%	.90%
Expenses net of all reductions	.77%H	.77%	.85%	.88%	.88%	.89%
Net investment income (loss)	.55%H	.35%	.13%	.28%	.63%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,109,142	$1,225,670	$1,324,447	$1,326,260	$966,792	$972,531
Portfolio turnover rateI	21%H	27%	144%	134%	186%	80%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.837 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mid Cap II Fund Class Z

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$18.11	$19.27	$21.11	$21.33
Income from Investment Operations
Net investment income (loss)B	.06	.09	.07	.04
Net realized and unrealized gain (loss)	.12	(.36)	1.15	2.26
Total from investment operations	.18	(.27)	1.22	2.30
Distributions from net investment income	–	(.05)	–	(.08)
Distributions from net realized gain	(.14)	(.84)	(3.06)	(2.44)
Total distributions	(.14)	(.89)	(3.06)	(2.52)
Net asset value, end of period	$18.15	$18.11	$19.27	$21.11
Total ReturnC,D	1.10%	(1.38)%	6.36%	11.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.64%	.64%	.65%G
Expenses net of fee waivers, if any	.64%G	.64%	.64%	.65%G
Expenses net of all reductions	.63%G	.64%	.63%	.64%G
Net investment income (loss)	.68%G	.48%	.34%	.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$19,510	$25,716	$23,384	$12,172
Portfolio turnover rateH	21%G	27%	144%	134%

 A For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$467,240,943
Gross unrealized depreciation	(213,461,115)
Net unrealized appreciation (depreciation) on securities	$253,779,828
Tax cost	$2,263,602,202

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$(1,702,134)

The Fund acquired $1,702,134 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $254,244,068 and $591,916,280, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$960,667	$–
Class T	.25%	.25%	895,723	–
Class B	.75%	.25%	50,349	37,762
Class C	.75%	.25%	1,169,988	50,463
			$3,076,727	$88,225

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$73,870
Class T	12,005
Class B(a)	774
Class C(a)	6,509
$93,158

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$869,176.23
Class T	376,495.21
Class B	13,824.27
Class C	284,023.24
Class I	1,001,793.18
Class Z	5,217.05
	$2,550,528

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,532 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$21,451,500.64%		$761

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,322 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $110,803. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $38,368 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $61.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,909.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Class I	$–	$1,623,733
Class Z	–	69,039
Total	$–	$1,692,772
From net realized gain
Class A	$6,332,312	$37,839,493
Class T	3,001,081	17,875,839
Class B	100,577	643,299
Class C	2,115,063	12,521,859
Class I	9,022,737	54,363,304
Class Z	192,692	1,133,044
Total	$20,764,462	$124,376,838

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Class A
Shares sold	2,661,525	5,099,446	$45,511,122	$98,167,613
Reinvestment of distributions	404,313	2,120,353	6,222,425	37,169,879
Shares redeemed	(6,266,437)	(10,494,356)	(106,574,310)	(201,290,163)
Net increase (decrease)	(3,200,599)	(3,274,557)	$(54,840,763)	$(65,952,671)
Class T
Shares sold	1,505,353	3,175,264	$24,943,294	$60,037,699
Reinvestment of distributions	195,791	1,022,429	2,948,613	17,555,104
Shares redeemed	(3,104,079)	(5,146,351)	(51,468,396)	(96,828,877)
Net increase (decrease)	(1,402,935)	(948,658)	$(23,576,489)	$(19,236,074)
Class B
Shares sold	1,092	8,963	$16,113	$158,780
Reinvestment of distributions	6,883	38,664	96,706	620,174
Shares redeemed	(790,148)	(609,460)	(12,553,733)	(10,829,188)
Net increase (decrease)	(782,173)	(561,833)	$(12,440,914)	$(10,050,234)
Class C
Shares sold	470,930	1,612,995	$7,290,821	$28,542,239
Reinvestment of distributions	139,873	722,162	1,965,171	11,583,560
Shares redeemed	(1,800,700)	(2,660,929)	(28,014,953)	(47,073,906)
Net increase (decrease)	(1,189,897)	(325,772)	$(18,758,961)	$(6,948,107)
Class I
Shares sold	6,201,670	12,712,026	$107,618,905	$249,645,141
Reinvestment of distributions	541,839	2,955,883	8,560,992	53,176,362
Shares redeemed	(13,273,828)	(16,706,325)	(231,187,301)	(329,330,057)
Net increase (decrease)	(6,530,319)	(1,038,416)	$(115,007,404)	$(26,508,554)
Class Z
Shares sold	67,283	473,653	$1,168,438	$9,240,826
Reinvestment of distributions	12,188	66,819	192,692	1,202,083
Shares redeemed	(424,525)	(333,673)	(7,591,261)	(6,472,362)
Net increase (decrease)	(345,054)	206,799	$(6,230,131)	$3,970,547

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	1.07%
Actual		$1,000.00	$1,009.00	$5.34
Hypothetical-C		$1,000.00	$1,019.54	$5.37
Class T	1.30%
Actual		$1,000.00	$1,007.40	$6.49
Hypothetical-C		$1,000.00	$1,018.40	$6.52
Class C	1.83%
Actual		$1,000.00	$1,004.80	$9.12
Hypothetical-C		$1,000.00	$1,015.76	$9.17
Class I	.77%
Actual		$1,000.00	$1,010.40	$3.85
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class Z	.64%
Actual		$1,000.00	$1,011.00	$3.20
Hypothetical-C		$1,000.00	$1,021.68	$3.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AMP-SANN-0816
1.818374.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 25, 2016